United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/16

Date of Reporting Period: 09/30/16

Item 1. Reports to Stockholders

Annual Shareholder Report
September 30, 2016
Share Class	Ticker
A	PSAFX
C	FPGCX
Institutional	FPGIX

Federated Prudent DollarBear Fund
Successor to the Prudent Global Income Fund Established 2000

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2015 through September 30, 2016. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Prudent Dollar Bear Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2016, was 2.76% for Class A Shares, 2.02% for Class C Shares and 3.03% for the Institutional Shares. The inverse total return of the U.S. Dollar Index (DXY)1 was 0.92% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the DXY.
The Fund's investment strategy seeks to provide returns that are inversely correlated with the DXY, primarily through a portfolio of top-tier, short-term international sovereign bonds.2 The Fund focused on two critical elements which helped define performance against the inverse of the DXY: (1) the most influential component affecting the Fund's performance was the allocation to gold related equity holdings;3 (2) currency selection, primarily in Japan and the United Kingdom, also played a sizable role in performance.
The following discussion will focus on the Fund's Institutional Shares.
MARKET OVERVIEW
During the reporting period, no one theme dominated financial markets. Instead, a host of forces conspired in tandem to shape the macro narrative. Oil volatility, Chinese economic uncertainty, European Union (EU) deflationary threats and U.S. monetary expectations all had a hand in forging global risk premiums. However, if one had to describe just one theme that best summarized global markets in the past 12 months, it could probably be achieved with just one word: “Brexit'' (the surprising outcome of the United Kingdom opting to end its membership in the EU single market).
At the start of 2016, the world's third largest economy, Japan, unhinged global markets when it introduced negative deposit rates. By doing so, Japan effectively placed itself among the growing number of countries where investors now pay governments to buy their bonds. Ongoing concern over supply imbalances in oil inventories added to the turmoil and sent West Texas Intermediate (WTI) valuations reeling lower in January and February. The unprecedented volatility in oil prices provided yet another incentive for investors to continue to reduce their equity holdings. At the crest of the deleveraging, most global equity markets were down in excess of 11%. Global government bond markets were on the receiving end of this equity sell-off and benefited from the general flight-to-safety.
In the early summer months of 2016, markets were riddled with volatility, and the bulk of the instability was a byproduct of Brexit. Lurking in the shadow of Brexit, economic data among the developed economies was generally tepid, and despite the run-up in oil prices since February, disinflationary pressures remained stubbornly anchored. With all the uncertainty looming around the
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UK, most major central banks wisely adopted a “wait and see” posture and kept their mandates unchanged. The wave of uncertainty further galvanized the demand for secure investment vehicles and nowhere was this more evidenced than in the safety of developed government bonds.
As the reporting period drew to a close, it became clear to many that the UK's decision to opt out of the European Union would not necessarily translate into systemic financial shock. Accordingly, most developed equity markets reaped healthy gains. Additionally, both the European Central Bank (ECB) and the Bank of Japan (BOJ) refrained from major changes to their respective monetary programs. Ironically, the absence of additional stimulus began to fuel conclusions that the era of endless quantitative easing was possibly coming to an end. Consequently, benchmark yields in most developed bond markets began to rise at the conclusion of the reporting period.
Performance of gold Equities
Gold equity selection greatly benefited Fund performance relative to the inverse of the DXY. The general appreciation in commodity prices, a more subdued U.S. rate4 hike outlook and uncertainty surrounding Brexit were the three main pillars behind the run up in gold valuations. The Fund began the reporting period with a 5% gold equity allocation, but was reduced to 0% by the end of the reporting period as the appreciation appeared overextended.
Currency Exposure
Early in the reporting period, the removal of a substantial overweight allocation to the U.S. dollar greatly benefited performance relative to the Fund's benchmark, as the U.S. dollar began to weaken against a host of developed currencies. Additionally, an overweight allocation to the Japanese yen, relative to the inverse of the DXY, benefited return. The Japanese yen was one of the best performing developed currencies throughout the reporting period. Largely a consequence of the Brexit vote, the Fund maintained an underweight allocation to the British pound which also benefited Fund performance relative to its benchmark.
1	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the DXY. The Fund's broad-based securities market index is the BofA Merrill Lynch Pan-Europe Government 1-3 Year Index. The total return for the BofA Merrill Lynch Pan-Europe Government 1-3 Year Index was -0.83% during the 12-month reporting period. Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BofA Merrill Lynch Pan-Europe Government 1-3 Year Index.
2	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards.
3	Investments in gold and precious metals are subject to additional risks such as the possibility of substantial price fluctuations over a short period of time.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their price.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT1
The graph below illustrates the hypothetical investment of $10,0002 in the Federated Prudent DollarBear Fund (the “Fund”) from September 30, 2006 to September 30, 2016, compared to the BofA Merrill Lynch Pan-Europe Government 1-3 Year Index3 (BAMLPEG1-3) and the U.S. Dollar Index (DXY).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2016
■	Total returns shown for the Class A shares include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550)
■	Total returns shown for the Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 9/30/2016
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #2)
	1 Year	5 Years	10 Years
Class A Shares	-1.86%	-4.25%	0.36%
Class C Shares	1.02%	-4.09%	0.08%
Institutional Shares	3.03%	-3.12%	1.03%
BAMLPEG1-3	-0.83%	-1.82%	1.28%
U.S. Dollar Index	-0.92%	3.98%	1.05%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Federated Prudent DollarBear Fund is the successor to Prudent Global Income Fund pursuant to a reorganization that took place on December 5, 2008. The information above for the Fund's Class A Shares, for the periods prior to December 5, 2008, is historical information for Prudent Global Income Fund, but adjusted to reflect the sales charge applicable to the Class A Shares of Federated Prudent DollarBear Fund. The Fund's Class C Shares commenced operations on December 8, 2008. The information presented above, for the periods prior to December 8, 2008, is historical information for the Class A Shares of the Prudent Global Income Fund, adjusted to reflect the expenses of Class C Shares. The Fund's Institutional Shares commenced operations on December 8, 2008. The information presented above, for the periods prior to December 8, 2008, is historical information for the Class A Shares of the Prudent Global Income Fund. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares.
2	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BAMLPEG1-3 Year Index and the U.S. Dollar Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
3	The BAMLPEG1-3 Index tracks the total return performance of the outstanding debt of European sovereign issuers. It is a market-capitalization weighted basket comprising bonds issued in their respective domestic markets and denominated in their local currency. This index is further segmented by debt issues maturing in one to three years. The BAMLPEG1-3 Index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	The DXY indicates the general international value of the U.S. dollar by averaging the exchange rates between the U.S. dollar and six major world currencies. Under normal market conditions, the Fund's investment strategy seeks to provide returns that are inversely correlated with the DXY. The DXY is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
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Portfolio of Investments Summary Table (unaudited)
At September 30, 2016, the Fund's issuer country and currency exposure composition1 were as follows:
Country	Country Exposure as a Percentage of Total Net Assets[2]	Currency Exposure as a Percentage of Total Net Assets[3]
Japan	14.1%	14.1%
United Kingdom	10.9%	10.9%
Canada	9.1%	9.1%
Italy	7.4%	—
Spain	7.4%	—
Germany	4.6%	—
Netherlands	4.6%	—
Ireland	4.6%	—
France	4.6%	—
Belgium	4.6%	—
Sweden	4.1%	4.1%
Mexico	3.7%	—
Switzerland	3.7%	3.7%
Euro	—	41.5%
SUB-TOTAL	83.4%	83.4%
Cash Equivalents[4]	16.1%	16.1%
Derivative Contracts[5]	(0.0)%[6]	(0.0)%[6]
Other Assets and Liabilities—Net[7]	0.5%	0.5%
TOTAL	100.0%	100.0%
1	Unless otherwise noted below, this table does not give effect to the impact of derivative contract instruments owned by the Fund. More complete information regarding the Fund's investments in derivative contracts can be found in the tables at the end of the Portfolio of Investments included in this Report.
The fixed-income securities of some issuers may not be denominated in the currency of the issuer's designated country. Therefore, the two columns above “Country Exposure as a Percentage of Total Net Assets” and “Currency Exposure as a Percentage of Total Net Assets” may not be equal.
2	This column depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the company to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
3	This column depicts the Fund's exposure to various currencies through its investment in foreign fixed-income securities, currency derivative contracts and foreign exchange contracts (which for purposes of this Report includes any currency options sold by the Fund and currency forward contracts).
4	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
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5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investment in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Represents less than (0.1)%.
7	Assets, other than investments in securities and foreign exchange contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
September 30, 2016
Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—79.7%
		Sovereign—79.7%
EUR 2,500,000	[1]	Belgium, Government of, 0.00%, 10/13/2016	$2,808,884
CAD 3,600,000	[1]	Canada, Government of, 0.00%, 3/9/2017	2,737,641
3,700,000	[1]	Canada, Government of, Unsecd. Note, 0.00%, 11/17/2016	2,818,425
EUR 2,500,000	[1]	France, Government of, 0.00%, 11/3/2016	2,809,793
2,500,000		Germany, Government of, 0.75%, 2/24/2017	2,824,111
2,500,000	[1]	Ireland, Government of, 0.00%, 12/19/2016	2,809,872
1,500,000	[1]	Italy, Government of, Unsecd. Note, 0.00%, 10/14/2016	1,685,266
2,500,000	[1]	Italy, Government of, Unsecd. Note, 0.00%, 8/30/2017	2,813,950
JPY 280,000,000	[1]	Japan, Government of, Sr. Unsecd. Note, 0.00%, 12/12/2016	2,762,500
290,000,000	[1]	Japan, Government of, Sr. Unsecd. Note, 0.00%, 3/10/2017	2,863,034
300,000,000	[1]	Japan, Government of, Sr. Unsecd. Note, 0.00%, 5/22/2017	2,963,990
EUR 2,500,000	[1]	Netherlands, Government of, 0.00%, 10/31/2016	2,809,990
2,500,000	[1]	Spain, Government of, 0.00%, 12/9/2016	2,811,405
1,500,000	[1]	Spain, Government of, Unsecd. Note, 0.00%, 2/17/2017	1,687,320
SEK 21,500,000	[1]	Sweden, Government of, 0.00%, 12/21/2016	2,510,155
CHF 2,200,000	[1]	Switzerland, Government of, Unsecd. Note, 0.00%, 10/27/2016	2,266,768
GBP 2,000,000	[1]	United Kingdom, Government of, 0.00%, 10/3/2016	2,592,285
2,000,000	[1]	United Kingdom, Government of, 0.00%, 12/19/2016	2,590,647
1,100,000	[1]	United Kingdom, Government of, Unsecd. Note, 0.00%, 11/14/2016	1,425,308
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $48,760,584)	48,591,344
		CORPORATE BOND—3.7%
		Oil & Gas—3.7%
EUR 2,000,000		Petroleos Mexicanos, Series EMTN, 5.50%, 1/9/2017 (IDENTIFIED COST $2,274,228)	2,273,672
		INVESTMENT COMPANY—16.1%
9,797,986	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[3] (AT NET ASSET VALUE)	9,797,986
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $60,832,798)[4]	60,663,002
		OTHER ASSETS AND LIABILITIES - NET—0.5%[5]	301,187
		TOTAL NET ASSETS—100%	$60,964,189
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At September 30, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized (Depreciation)
Contracts Purchased:
12/9/2016	JPMorgan	9,045,000 EUR	$10,206,100	$(11,903)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Zero coupon bond.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $60,832,798.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$48,591,344	$—	$48,591,344
Corporate Bond	—	2,273,672	—	2,273,672
Investment Company	9,797,986	—	—	9,797,986
TOTAL SECURITIES	$9,797,986	$50,865,016	$—	$60,663,002
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	—	(11,903)	—	(11,903)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(11,903)	$—	$(11,903)
1	Other Financial Instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
CAD	—Canadian Dollar
CHF	—Swiss Franc
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
SEK	—Swedish Krona
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.77	$10.57	$11.35	$12.14	$12.89
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.09)	(0.08)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.38	(0.71)	(0.62)	(0.69)	0.21
TOTAL FROM INVESTMENT OPERATIONS	0.27	(0.80)	(0.70)	(0.78)	0.12
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.77)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.08)	(0.01)	(0.10)
TOTAL DISTRIBUTIONS	—	—	(0.08)	(0.01)	(0.87)
Net Asset Value, End of Period	$10.04	$9.77	$10.57	$11.35	$12.14
Total Return[2]	2.76%	(7.57)%	(6.19)%	(6.41)%	1.06%
Ratios to Average Net Assets:
Net expenses	1.30%	1.30%	1.29%	1.29%	1.29%
Net investment income (loss)	(1.06)%	(0.92)%	(0.77)%	(0.80)%	(0.75)%
Expense waiver/reimbursement[3]	0.34%	0.24%	0.13%	0.06%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,818	$58,664	$81,123	$115,133	$189,004
Portfolio turnover	10%	75%	8%	4%	2%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.41	$10.26	$11.10	$11.96	$12.73
Income From Investment Operations:
Net investment income (loss)[1]	(0.17)	(0.16)	(0.15)	(0.18)	(0.18)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.36	(0.69)	(0.61)	(0.67)	0.20
TOTAL FROM INVESTMENT OPERATIONS	0.19	(0.85)	(0.76)	(0.85)	0.02
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.69)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.08)	(0.01)	(0.10)
TOTAL DISTRIBUTIONS	—	—	(0.08)	(0.01)	(0.79)
Net Asset Value, End of Period	$9.60	$9.41	$10.26	$11.10	$11.96
Total Return[2]	2.02%	(8.28)%	(6.87)%	(7.09)%	0.25%
Ratios to Average Net Assets:
Net expenses	2.05%	2.05%	2.04%	2.04%	2.04%
Net investment income (loss)	(1.82)%	(1.67)%	(1.52)%	(1.55)%	(1.50)%
Expense waiver/reimbursement[3]	0.34%	0.24%	0.13%	0.06%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,163	$3,609	$5,902	$12,346	$23,575
Portfolio turnover	10%	75%	8%	4%	2%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.89	$10.68	$11.43	$12.19	$12.95
Income From Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.07)	(0.05)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.38	(0.72)	(0.62)	(0.68)	0.20
TOTAL FROM INVESTMENT OPERATIONS	0.30	(0.79)	(0.67)	(0.75)	0.14
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.80)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.08)	(0.01)	(0.10)
TOTAL DISTRIBUTIONS	—	—	(0.08)	(0.01)	(0.90)
Net Asset Value, End of Period	$10.19	$9.89	$10.68	$11.43	$12.19
Total Return[2]	3.03%	(7.40)%	(5.88)%	(6.14)%	1.27%
Ratios to Average Net Assets:
Net expenses	1.05%	1.05%	1.04%	1.04%	1.04%
Net investment income (loss)	(0.83)%	(0.66)%	(0.52)%	(0.55)%	(0.50)%
Expense waiver/reimbursement[3]	0.34%	0.24%	0.13%	0.06%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,983	$5,583	$11,906	$19,466	$33,849
Portfolio turnover	10%	75%	8%	4%	2%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
September 30, 2016
Assets:
Total investment in securities, at value including $9,797,986 of investment in an affiliated holding (Note 5) (identified cost $60,832,798)		$60,663,002
Cash denominated in foreign currencies (identified cost $327,482)		333,326
Income receivable		108,320
Receivable for shares sold		16,106
Receivable from investment adviser		503
TOTAL ASSETS		61,121,257
Liabilities:
Payable for portfolio accounting fees	$49,952
Payable for shares redeemed	36,950
Payable for share registration costs	18,281
Payable for other service fees (Notes 2 and 5)	13,709
Payable for transfer agent fee	13,111
Unrealized depreciation on foreign exchange contracts	11,903
Payable for printing and postage	4,684
Payable for distribution services fee (Note 5)	1,961
Payable for Directors'/Trustees' fees (Note 5)	141
Payable for administrative fee (Note 5)	130
Accrued expenses (Note 5)	6,246
TOTAL LIABILITIES		157,068
Net assets for 6,076,455 shares outstanding		$60,964,189
Net Assets Consists of:
Paid-in capital		$61,708,033
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(163,952)
Accumulated net realized loss on investments and foreign currency transactions		(58,330)
Accumulated net investment loss		(521,562)
TOTAL NET ASSETS		$60,964,189
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($52,818,221 ÷ 5,258,314 shares outstanding), no par value, unlimited shares authorized	$10.04
Offering price per share (100/95.50 of $10.04)	$10.51
Redemption proceeds per share	$10.04
Class C Shares:
Net asset value per share ($3,162,578 ÷ 329,308 shares outstanding), no par value, unlimited shares authorized	$9.60
Offering price per share	$9.60
Redemption proceeds per share (99.00/100 of $9.60)	$9.50
Institutional Shares:
Net asset value per share ($4,983,390 ÷ 488,833 shares outstanding), no par value, unlimited shares authorized	$10.19
Offering price per share	$10.19
Redemption proceeds per share	$10.19
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended September 30, 2016
Investment Income:
Dividends (including $89,458 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $1,223)			$94,706
Interest			58,908
TOTAL INCOME			153,614
Expenses:
Investment adviser fee (Note 5)		$480,600
Administrative fee (Note 5)		50,116
Custodian fees		9,806
Transfer agent fees		97,458
Directors'/Trustees' fees (Note 5)		1,555
Auditing fees		33,455
Legal fees		7,755
Distribution services fee (Note 5)		25,003
Other service fees (Notes 2 and 5)		147,292
Portfolio accounting fees		118,697
Share registration costs		46,770
Printing and postage		26,678
Miscellaneous (Note 5)		17,626
TOTAL EXPENSES		1,062,811
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(205,375)
Waiver of other operating expenses (Note 2)	(9,906)
TOTAL WAIVERS AND REIMBURSEMENT		(215,281)
Net expenses			847,530
Net investment income (loss)			(693,916)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			3,108,863
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(671,296)
Net realized and unrealized gain on investments and foreign currency transactions			2,437,567
Change in net assets resulting from operations			$1,743,651
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended September 30	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(693,916)	$(742,661)
Net realized gain (loss) on investments and foreign currency transactions	3,108,863	(7,159,634)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(671,296)	1,072,038
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,743,651	(6,830,257)
Share Transactions:
Proceeds from sale of shares	2,786,624	2,583,873
Cost of shares redeemed	(11,421,851)	(26,828,041)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,635,227)	(24,244,168)
Change in net assets	(6,891,576)	(31,074,425)
Net Assets:
Beginning of period	67,855,765	98,930,190
End of period (including accumulated net investment loss of $(521,562) and $(7,637,516), respectively)	$60,964,189	$67,855,765
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
September 30, 2016
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Prudent DollarBear Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to seek current income and capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $215,281 is disclosed in various locations in this Note 2 and Note 5.
For the year ended September 30, 2016, an unaffiliated third-party waived $9,906 of portfolio accounting fees.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$138,958
Class C Shares	8,334
TOTAL	$147,292
For the year ended September 30, 2016, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability
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of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,036,088 and $1,133,458, respectively. This is based on the contracts held as of each month-end throughout the fiscal year.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on
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securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$—	Unrealized depreciation on foreign exchange contracts	$11,903
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2016
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Options Purchased	Foreign Exchange Contracts	Total
Foreign exchange contracts	$(18,198)	$1,174,989	$1,156,791

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$(712,469)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended September 30	2016		2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	132,944	$1,316,944	76,362	$767,738
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(880,815)	(8,697,433)	(1,741,940)	(17,528,393)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(747,871)	$(7,380,489)	(1,665,578)	$(16,760,655)

Year Ended September 30	2016		2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	16,225	$154,019	31,910	$311,786
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(70,542)	(669,568)	(223,318)	(2,182,064)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(54,317)	$(515,549)	(191,408)	$(1,870,278)

Year Ended September 30	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	129,927	$1,315,661	147,664	$1,504,349
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(205,687)	(2,054,850)	(698,146)	(7,117,584)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(75,760)	$(739,189)	(550,482)	$(5,613,235)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(877,948)	$(8,635,227)	(2,407,468)	$(24,244,168)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for net operating loss, foreign currency transactions and passive foreign investment companies.
For the year ended September 30, 2016, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(5,979,172)	$7,809,870	$(1,830,698)
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Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
As of September 30, 2016, the components of distributable earnings on a tax-basis were as follows:
Capital loss Carryforwards and deferrals	$(591,795)
Net unrealized depreciation	$(152,049)
At September 30, 2016, the cost of investments for federal tax purposes was $60,832,798. The net unrealized depreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investment in securities; and (b) outstanding foreign currency commitments was $169,796. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $344,355 and net unrealized depreciation from investments for those securities having an excess of cost over value of $514,151.
At September 30, 2016, the Fund had a capital loss carryforward of $70,233 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$70,233	$—	$70,233
The Fund used capital loss carryforwards of $648,678 to offset taxable capital gains realized during the year ended September 30, 2016.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of September 30, 2016, for federal income tax purposes, a late year ordinary loss of $521,562 was deferred to October 1, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2016, the Adviser voluntarily waived $175,505 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended September 30, 2016, the Sub-Adviser earned a fee of $108,627.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$25,003
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2016, FSC retained $510 of fees paid by the Fund. For the year ended September 30, 2016, the Fund's Class A shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the year ended September 30, 2016, FSSC received $24,635 of other service fees disclosed in Note 2.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2016, FSC retained $1,153 in sales charges from the sale of Class A Shares. For the year ended September 30, 2016, FSC retained $100 of CDSC relating to redemptions of Class C shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.30%, 2.05% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2016, the Adviser reimbursed the Fund $29,870. Transactions with the affiliated holding during the year ended September 30, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2015	30,233,707
Purchases/Additions	15,332,064
Sales/Reductions	(35,767,785)
Balance of Shares Held 9/30/2016	9,797,986
Value	$9,797,986
Dividend Income	$89,458
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2016, were as follows:
Purchases	$147,278
Sales	$3,137,840
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2016, the Fund had no outstanding loans. During the year ended September 30, 2016, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2016, there were no outstanding loans. During the year ended September 30, 2016, the program was not utilized.
10. Regulatory Matters
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
11. SUBSEQUENT EVENT
On November 17, 2016, the Trustees approved a Plan of Reorganization (Reorganization) pursuant to which Federated International Bond Fund would acquire all or substantially all of the assets of the Fund in complete liquidation and termination of the Fund. A Proxy Statement will be sent to shareholders explaining the Reorganization which is expected to occur the third quarter of 2017.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF THE federated income securities trust AND SHAREHOLDERS OF federated prudent dollarbear fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prudent DollarBear Fund (the “Fund”), a portfolio of Federated Income Securities Trust, as of September 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prudent DollarBear Fund as of September 30, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 22, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2016	Ending Account Value 9/30/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$995.00	$6.48
Class C Shares	$1,000	$990.70	$10.20
Institutional Shares	$1,000	$996.10	$5.24
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.50	$6.56
Class C Shares	$1,000	$1,014.75	$10.33
Institutional Shares	$1,000	$1,019.75	$5.30
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.30%
Class C Shares	2.05%
Institutional Shares	1.05%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries. J. Christopher Donahue is the son of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: November 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Evaluation and Approval of Advisory Contract–May 2016
Federated Prudent DollarBear Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally track the factors listed above. Consistent with these judicial decisions
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and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc., and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the
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Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
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Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions as well as, systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any
Annual Shareholder Report
42

economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Annual Shareholder Report
43

The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
44

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
45

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prudent DollarBear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C712
CUSIP 31420C696
CUSIP 31420C688
41204 (11/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
September 30, 2016
Share Class	Ticker
A	RRFAX
C	RRFCX
Institutional	RRFIX

Federated Real Return Bond Fund
Fund Established 2006

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2016 through September 30, 2016. The Fund has changed its fiscal year end from March 31 to September 30. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
Federated Real Return Bond Fund (the “Fund”) has changed its fiscal year end from March 31 to September 30. Therefore, this discussion covers the six-month period from April 1, 2016 to September 30, 2016.
The total return of the Fund, based on net asset value for the reporting period, was 2.40% for the Class A Shares, 2.04% for the Class C Shares and 2.52% for the Institutional Shares. The 2.52% total return of the Institutional Shares consisted of 0.96% in taxable dividends and price appreciation of 1.56% in the net asset value of the shares. The Bloomberg Barclays U.S. TIPS Index (BTIPS),1 the Fund's broad-based securities market index, returned 2.69% for the same period. The total return of the Morningstar Inflation-Protected Bond Funds Average (MIPBFA),2 a peer group average for the Fund, was 2.73% for the same period. The Fund's and the MIPBFA's total returns for the most recently completed reporting period reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BTIPS.
During the reporting period, the Fund's investment strategy focused on: (a) duration;3 (b) yield curve; (c) sector allocation; and (d) security selection. These were the most significant factors affecting the Fund's performance relative to the BTIPS.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the reporting period, domestic economic activity grew at a steady pace. Employment continued to expand with monthly readings averaging over 150,000 per month. The unemployment rate fell to 4.9%. Headline inflation, as measured by the Consumer Price Index, was steady at 1.1% and core inflation, excluding food and energy, increased from 2.1% to 2.3%. Overall, oil prices were the main driver of the difference between headline and core readings on inflation. Crude hit a low price in February 2016 at $26.21 but finished the reporting period at $48.24. Given the improved domestic economic conditions, the Federal Reserve (the “Fed”) continued to forecast a deliberate and gradual increase in overnight rates, but had yet to act during the reporting period.
Global events had an increased impact on the direction and level of U.S. interest rates. Fears of a material slowdown in the Chinese economy, economic uncertainty resulting from Britain voting to leave the European Union and regional conflict have increased uncertainty in the health of the global economy. Foreign central banks continued with accommodative monetary policy versus the Fed's attempt to normalize policy. The divergent paths of monetary policies caused the U.S. dollar to appreciate at the beginning
Annual Shareholder Report

of the reporting period. However, foreign growth stabilized and the Fed acknowledged the global uncertainty and backed away from forecasted increases in rates. These events depreciated the dollar from the highs and the dollar traded in a narrow range for most of the reporting period.
Inflation compensation (monthly inflation accrual on Treasury Inflation-Protected Securities (TIPS)) and expectations swung dramatically during the reporting period. Real interest rates of 5-year TIPS rose 6 basis points, 10-year TIPS yields decreased by 15 basis points and 30-year TIPS yields decreased 25 basis points during the reporting period. Breakeven inflation rates on 5-year TIPS moved from 150 to 149 basis points, 10-year TIPS moved from 163 to 161 basis points and 30-year TIPS moved from 179 to 174 basis points.
DURATION
The Fund was managed with significantly less interest rate sensitivity than the BTIPS in order to protect shareholder value when interest rates rose. Interest rates fell during the reporting period and duration subtracted from the Fund's performance relative to the BTIPS. The Fund's duration risk was reduced by selling Treasury bond futures contracts.4 These derivative contracts subtracted from Fund performance.
YIELD CURVE
During the reporting period, the Fund's positioning of securities across the maturity spectrum added to Fund performance relative to the BTIPS. The inflation portfolio was overweight the longer maturity bonds versus shorter maturity bonds relative to the BTIPS.5
SECTOR ALLOCATION
Sector allocation subtracted from Fund performance. Treasury futures were used to shorten the Fund's sensitivity to changes in interest rates. As mentioned, interest rates declined and futures detracted from Fund performance since they are not in the BTIPS. The Fund had positions in high-yield6 corporates for the reporting period. This sector was not represented in the BTIPS. The Fund's allocation to this sector through a core fund7 added to Fund performance relative to the BTIPS.
SECURITY SELECTION
Holdings of long maturity TIPS and an investment in the high-yield core fund added to the Fund's performance relative to the BTIPS. The high-yield sector saw its spreads versus similar maturity Treasury bonds tighten during the reporting period.
Annual Shareholder Report

1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BTIPS.
2	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MIPBFA.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
4	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates may cause a decline in their prices.
6	High-yield, lower-rated securities generally entail greater market, credit/default and liquidity risks, and may be more volatile than investment-grade securities.
7	The Fund invests in high-yield fixed-income securities by investing in High Yield Bond Portfolio (HYCORE). HYCORE is an affiliated investment company that is registered under the Investment Company Act of 1940, but not the Securities Act of 1933. HYCORE is available for sale only to Federated Investment Counseling through a discretionary advisory relationship. HYCORE will not be offered or sold to any other person or entity.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Real Return Bond Fund (the “Fund”) from October 18, 2006 (start of performance) to September 30, 2016, compared to the Bloomberg Barclays U.S. TIPS Index (BTIPS)2 and the Morningstar Inflation-Protected Bond Funds Average (MIPBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2016
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
■	Effective September 30, 2016, the Fund has changed its fiscal year end from March 31 to September 30.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended September 30, 2016
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	6 Months*	1 Year	5 Years	Start of Performance**
Class A Shares	-2.18%	-0.04%	-0.03%	2.63%
Class C Shares	1.04%	2.89%	0.13%	2.41%
Institutional Shares	2.52%	4.87%	1.13%	3.32%
BTIPS	2.69%	6.58%	1.93%	4.66%
MIPBFA	2.73%	5.74%	1.19%	3.58%
*	The Fund has changed its fiscal year end from March 31 to September 30. This period represents the six-month period from April 1, 2016 to September 30, 2016.
**	The Fund's Class A Shares, Class C Shares and Institutional Shares start of performance date was October 18, 2006.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting the applicable sales charge: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BTIPS and the MIPBFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BTIPS is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury. Effective August 24, 2016, the name of the BTIPS changed from “Barclays U.S. TIPS Index” to “Bloomberg Barclays U.S. TIPS Index.” The BTIPS is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At September 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
U.S. Treasury Inflation—Protected Securities	91.5%
Corporate Debt Securities	6.1%
Other Security Types[3]	0.9%
Derivative Contracts[4]	0.2%
Cash Equivalents[5]	0.1%
Other Assets and Liabilities—Net[6]	1.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Other Security Types consist of common stocks.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivatives, less liabilities. See Statement of Assets and Liabilities. Also includes a pro rata share of net assets owned by affiliated investment companies.
Annual Shareholder Report

Portfolio of Investments
September 30, 2016
Principal Amount or Shares		Value
	U.S. TREASURY—91.5%
	U.S. Treasury Bonds—28.9%
$2,093,500	U.S. Treasury Inflation-Protected Bond, 0.625%, 2/15/2043	$2,107,730
745,535	U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	771,469
507,840	U.S. Treasury Inflation-Protected Bond, 1.000%, 2/15/2046	564,341
2,323,372	U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	2,769,108
1,723,125	U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	2,021,544
840,683	U.S. Treasury Inflation-Protected Bond, 2.500%, 1/15/2029	1,069,789
	TOTAL	9,303,981
	U.S. Treasury Notes—62.6%
1,041,100	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2018	1,052,133
2,567,650	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2019	2,611,075
2,055,340	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	2,095,671
3,046,230	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	3,111,589
2,085,240	U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2023	2,120,000
1,016,070	U.S. Treasury Inflation-Protected Note, 0.250%, 1/15/2025	1,035,995
1,551,195	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	1,608,670
2,578,525	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	2,707,409
759,622	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2026	799,849
660,090	U.S. Treasury Inflation-Protected Note, 1.125%, 1/15/2021	702,857
2,232,060	U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	2,325,522
	TOTAL	20,170,770
	TOTAL U.S. TREASURIES (IDENTIFIED COST $28,173,455)	29,474,751
	INVESTMENT COMPANIES—7.2%[1]
300,280	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[2]	300,280
321,256	High Yield Bond Portfolio	2,033,549
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $ 2,269,573)	2,333,829
	TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $ 30,443,028)[3]	31,808,580
	OTHER ASSETS AND LIABILITIES - NET—1.3%[4]	394,682
	TOTAL NET ASSETS—100%	$32,203,262
Annual Shareholder Report

At September 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[5]United States Treasury Note 10-Year Short Futures	40	$5,245,000	December 2016	$(29,778)
[5]United States Ultra Bond Short Futures	30	$5,516,250	December 2016	$81,299
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$51,521
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $30,492,544.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$29,474,751	$—	$29,474,751
Investment Companies[1]	300,280	—	—	2,333,829
TOTAL SECURITIES	$300,280	$29,474,751	$—	$31,808,580
Other Financial Instruments[2]
Assets	$81,299	$—	$—	$81,299
Liabilities	(29,778)	—	—	(29,778)
TOTAL OTHER FINANCIAL INSTRUMENTS	$51,521	$—	$—	$51,521
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Company valued at $2,033,549 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At March 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
U.S. Treasury Inflation—Protected Securities	90.2%
Corporate Debt Securities	7.3%
Other Security Types[3,4]	0.0%
Derivative Contracts[5]	(0.3)%
Cash Equivalents[6]	1.7%
Other Assets and Liabilities—Net[7]	1.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Other Security Types consist of common stocks.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivatives, less liabilities. See Statement of Assets and Liabilities. Also includes a pro rata share of net assets owned by affiliated investment companies.
Annual Shareholder Report

Portfolio of Investments
March 31, 2016
Principal Amount or Shares		Value
	U.S. TREASURIES—90.2%
	U.S. Treasury Bonds—30.0%
$2,060,820	U.S. Treasury Inflation-Protected Bond, 0.625%, 2/15/2043	$1,937,855
733,901	U.S. Treasury Inflation-Protected Bond, 0.75%, 2/15/2042	713,217
499,915	U.S. Treasury Inflation-Protected Bond, 1.00%, 2/15/2046	521,820
2,541,250	U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	2,849,749
1,696,230	U.S. Treasury Inflation-Protected Bond, 1.75%, 1/15/2028	1,966,832
827,565	U.S. Treasury Inflation-Protected Bond, 2.50%, 1/15/2029	1,040,081
	TOTAL	9,029,554
	U.S. Treasury Notes—60.2%
2,052,700	U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2023	2,070,982
1,537,275	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2018	1,564,447
2,527,575	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2019	2,582,323
2,023,260	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	2,066,393
1,526,970	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	1,574,002
2,741,337	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	2,856,559
747,765	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2026	782,013
4,394,440	U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	4,635,533
	TOTAL	18,132,252
	TOTAL U.S. TREASURIES (IDENTIFIED COST $26,333,469)	27,161,806
	INVESTMENT COMPANIES—9.1%[1]
479,833	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[2]	479,833
384,740	High Yield Bond Portfolio	2,281,510
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,862,328)	2,761,343
	TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $29,195,797)[3]	29,923,149
	OTHER ASSETS AND LIABILITIES - NET—0.7%[4]	197,470
	TOTAL NET ASSETS—100%	$30,120,619
At March 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[5]United States Ultra Bond Short Futures	41	$7,073,781	June 2016	$(81,038)
Annual Shareholder Report

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $29,250,106.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$27,161,806	$—	$27,161,806
Investment Companies[1]	479,833	—	—	2,761,343
TOTAL SECURITIES	$479,833	$27,161,806	$—	$29,923,149
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(81,038)	—	—	(81,038)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(81,038)	$—	$—	$(81,038)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $2,281,510 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended 9/30/2016[1]	Year Ended March 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.24	$10.32	$10.65	$11.25	$11.17	$10.94
Income From Investment Operations:
Net investment income	0.14[2]	0.12[2]	0.02[2]	0.14[2]	0.18[2]	0.34[2]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.10	(0.13)	(0.13)	(0.57)	0.17	0.26
TOTAL FROM INVESTMENT OPERATIONS	0.24	(0.01)	(0.11)	(0.43)	0.35	0.60
Less Distributions:
Distributions from net investment income	(0.08)	(0.05)	(0.22)	(0.17)	(0.27)	(0.37)
Return of capital	—	(0.02)[3]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.08)	(0.07)	(0.22)	(0.17)	(0.27)	(0.37)
Net Asset Value, End of Period	$10.40	$10.24	$10.32	$10.65	$11.25	$11.17
Total Return[4]	2.40%	(0.10)%	(1.05)%	(3.79)%	3.12%	5.60%
Ratios to Average Net Assets:
Net expenses	0.74%[5]	0.74%	0.74%	0.70%	0.70%	0.70%
Net investment income	2.75%[5]	1.21%	0.18%	1.29%	1.57%	3.09%
Expense waiver/reimbursement[6]	1.34%[5]	1.06%	0.86%	0.63%	0.46%	0.64%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,732	$13,173	$15,673	$20,217	$35,140	$33,588
Portfolio turnover	13%	35%	36%	5%	10%	22%
1	The Fund has changed its fiscal year end from March 31 to September 30. This period represents the six-month period from April 1, 2016 to September 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended 9/30/2016[1]	Year Ended March 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.10	$10.24	$10.59	$11.20	$11.17	$10.94
Income From Investment Operations:
Net investment income (loss)	0.10[2]	0.06[2]	(0.07)[2]	0.06[2]	0.09[2]	0.25[2]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.11	(0.15)	(0.12)	(0.56)	0.16	0.27
TOTAL FROM INVESTMENT OPERATIONS	0.21	(0.09)	(0.19)	(0.50)	0.25	0.52
Less Distributions:
Distributions from net investment income	(0.05)	(0.03)	(0.16)	(0.11)	(0.22)	(0.29)
Return of capital	—	(0.02)[3]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.05)	(0.05)	(0.16)	(0.11)	(0.22)	(0.29)
Net Asset Value, End of Period	$10.26	$10.10	$10.24	$10.59	$11.20	$11.17
Total Return[4]	2.04%	(0.90)%	(1.82)%	(4.47)%	2.28%	4.85%
Ratios to Average Net Assets:
Net expenses	1.49%[5]	1.49%	1.49%	1.45%	1.45%	1.45%
Net investment income (loss)	2.00%[5]	0.61%	(0.69)%	0.54%	0.82%	2.29%
Expense waiver/reimbursement[6]	1.34%[5]	1.06%	0.86%	0.63%	0.46%	0.64%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,710	$5,111	$7,167	$9,232	$14,848	$14,981
Portfolio turnover	13%	35%	36%	5%	10%	22%
1	The Fund has changed its fiscal year end from March 31 to September 30. This period represents the six-month period from April 1, 2016 to September 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended 9/30/2016[1]	Year Ended March 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.28	$10.35	$10.68	$11.27	$11.18	$10.94
Income From Investment Operations:
Net investment income	0.15[2]	0.14[2]	0.03[2]	0.17[2]	0.21[2]	0.37[2]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.11	(0.14)	(0.12)	(0.57)	0.16	0.27
TOTAL FROM INVESTMENT OPERATIONS	0.26	0.00	(0.09)	(0.40)	0.37	0.64
Less Distributions:
Distributions from net investment income	(0.10)	(0.05)	(0.24)	(0.19)	(0.28)	(0.40)
Return of capital	—	(0.02)[3]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.10)	(0.07)	(0.24)	(0.19)	(0.28)	(0.40)
Net Asset Value, End of Period	$10.44	$10.28	$10.35	$10.68	$11.27	$11.18
Total Return[4]	2.52%	0.06%	(0.85)%	(3.50)%	3.34%	5.95%
Ratios to Average Net Assets:
Net expenses	0.49%[5]	0.49%	0.49%	0.45%	0.45%	0.45%
Net investment income	2.94%[5]	1.37%	0.29%	1.56%	1.84%	3.33%
Expense waiver/reimbursement[6]	1.36%[5]	1.06%	0.86%	0.63%	0.46%	0.64%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,760	$11,837	$12,863	$14,902	$27,082	$23,409
Portfolio turnover	13%	35%	36%	5%	10%	22%
1	The Fund has changed its fiscal year end from March 31 to September 30. This period represents the six-month period from April 1, 2016 to September 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
	As of 9/30/2016[1]	As of 3/31/2016
Assets:
Total investment in securities, at value including $2,333,829 and $2,761,343 of investment in affiliated holdings, respectively, (Note 5) (identified cost $30,443,028 and $29,195,797, respectively)	$31,808,580	$29,923,149
Restricted cash (Note 2)	192,000	196,800
Income receivable	37,970	40,768
Receivable for shares sold	192,170	100,604
Receivable for daily variation margin on futures contracts	81,613	—
TOTAL ASSETS	32,312,333	30,261,321
Liabilities:
Payable for shares redeemed	$25,975	$6,638
Payable for daily variation margin on futures contracts	—	43,547
Payable to adviser (Note 5)	1,529	2,066
Payable for administrative fee (Note 5)	417	—
Payable for transfer agent fee	4,154	5,190
Payable for Directors'/Trustees' fees (Note 5)	306	—
Payable for auditing fees	32,400	32,400
Payable for legal fees	2,004	—
Payable for portfolio accounting fees	10,986	21,823
Payable for distribution services fee (Note 5)	2,916	3,215
Payable for other service fees (Notes 2 and 5)	6,531	6,292
Payable for share registration costs	12,948	14,218
Payable for insurance premiums	3,517	—
Accrued expenses (Note 5)	5,388	5,313
TOTAL LIABILITIES	109,071	140,702
Net assets for 3,097,795 and 2,944,187 shares outstanding, respectively	$32,203,262	$30,120,619
Net Assets Consist of:
Paid-in capital	$33,650,704	$32,054,893
Net unrealized appreciation of investments and futures contracts	1,417,073	646,314
Accumulated net realized loss on investments, futures contracts and swap contracts	(2,928,504)	(2,482,052)
Undistributed (distributions in excess of) net investment income	63,989	(98,536)
TOTAL NET ASSETS	$32,203,262	$30,120,619
Annual Shareholder Report

Statement of Assets and Liabilities–continued
	As of 9/30/2016[1]	As of 3/31/2016
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net assets	$13,732,436	$13,172,591
Shares outstanding	1,321,006	1,286,970
Net asset value per share	$10.40	$10.24
Offering price per share[2]	$10.89	$10.72
Redemption proceeds per share	$10.40	$10.24
Class C Shares:
Net assets	$4,710,420	$5,111,294
Shares outstanding	459,177	506,051
Net asset value per share	$10.26	$10.10
Offering price per share	$10.26	$10.10
Redemption proceeds per share[3]	$10.16	$10.00
Institutional Shares:
Net assets	$13,760,406	$11,836,734
Shares outstanding	1,317,612	1,151,166
Net asset value per share	$10.44	$10.28
Offering price per share	$10.44	$10.28
Redemption proceeds per share	$10.44	$10.28
1	The Fund has changed its fiscal year end from March 31 to September 30.
2	Computation of offering price per share 100/95.50 of net asset value.
3	Computation of redemption proceeds per share 99.00/100 of net asset value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
	Period Ended 9/30/2016[1]	Year Ended 3/31/2016
Investment Income:
Interest	$467,470	$458,896
Dividends received from affiliated holdings (Note 5)	68,168	165,707
TOTAL INCOME	535,638	624,603
Expenses:
Investment adviser fee (Note 5)	$61,733	$ 128,300
Administrative fee (Note 5)	74,741	150,099
Custodian fees	2,736	9,587
Transfer agent fee	15,111	32,842
Directors'/Trustees' fees (Note 5)	923	1,079
Auditing fees	32,400	32,400
Legal fees	4,889	7,151
Portfolio accounting fees	32,027	66,801
Distribution services fee (Note 5)	18,398	44,667
Other service fees (Notes 2 and 5)	22,906	49,677
Share registration costs	35,510	44,161
Printing and postage	17,774	20,082
Taxes	—	603
Miscellaneous (Note 5)	6,479	5,906
TOTAL EXPENSES	325,627	593,355
Annual Shareholder Report

Statement of Operations–continued
	Period Ended 9/30/2016[1]	Year Ended 3/31/2016
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(61,733)	$(128,300)
Reimbursement of other operating expenses	(146,175)	(211,973)
TOTAL WAIVER AND REIMBURSEMENTS	(207,908)	(340,273)
Net expenses	117,719	253,082
Net investment income	417,919	371,521
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain (loss) on investments	11,932	(65,924)
Net realized loss on futures contracts	(458,384)	(283,200)
Net realized gain on swap contracts	—	62,489
Realized gain distribution from affiliated investment company shares (Note 5)	—	4,183
Net change in unrealized appreciation/(depreciation) of investments	638,200	(362,026)
Net change in unrealized depreciation of futures contracts	132,559	264,938
Net change in unrealized appreciation of swap contracts	—	(94,139)
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	324,307	(473,679)
Change in net assets resulting from operations	$742,226	$(102,158)
1	The Fund has changed its fiscal year end from March 31 to September 30. This period represents the six-month period from April 1, 2016 to September 30, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
	Period Ended 9/30/2016[1]	Year Ended 3/31/2016	Year Ended 3/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$417,919	$371,521	$17,956
Net realized loss on investments, futures contracts and swap contracts	(446,452)	(282,452)	(462,840)
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	770,759	(191,227)	(3,301)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	742,226	(102,158)	(448,185)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(111,610)	(58,310)	(384,331)
Class C Shares	(21,241)	(18,058)	(127,288)
Institutional Shares	(122,543)	(55,808)	(334,989)
Return of capital
Class A Shares	—	(30,565)	—
Class C Shares	—	(9,466)	—
Institutional Shares	—	(29,254)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(255,394)	(201,461)	(846,608)
Share Transactions:
Proceeds from sale of shares	4,303,341	4,865,884	8,058,052
Net asset value of shares issued to shareholders in payment of distributions declared	212,124	170,883	715,962
Cost of shares redeemed	(2,919,654)	(10,314,947)	(16,127,162)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,595,811	(5,278,180)	(7,353,148)
Change in net assets	2,082,643	(5,581,799)	(8,647,941)
Net Assets:
Beginning of period	30,120,619	35,702,418	44,350,359
End of period (including undistributed (distributions in excess of) net investment income of $63,989, $(98,536) and $(487,787), respectively)	$32,203,262	$30,120,619	$35,702,418
1	The Fund has changed its fiscal year end from March 31 to September 30. This period represents the six-month period from April 1, 2016 to September 30, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
September 30, 2016
1. ORGANIZATION
Federated Income Securities Trust, (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. Federated Investment Management Company (“Adviser”) is registered as a “commodity pool operator” with respect to operation of Federated Real Return Bond Fund (the “Fund”). The Trust consists of eight portfolios, including the Fund. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income and real total returns.
Effective September 30, 2016, the Fund has changed its fiscal year end from March 31 to September 30.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Amortization/accretion of premium and discount is included in investment income. [Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment
Annual Shareholder Report

income.] Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $207,908 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Institutional Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the period ended September 30, 2016 and year ended March 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred
	Period Ended 9/30/2016	Year Ended 3/31/2016
Class A Shares	$16,773	$34,788
Class C Shares	6,133	14,889
TOTAL	$22,906	$49,677
For the period ended September 30, 2016 and the year ended March 31, 2016, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended September 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage yield curve exposure, duration and cash flows. Additionally, the Fund purchases and sells futures contracts to enhance yield and reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period ended September 30, 2016 was $514,788 and $11,052,415, respectively. The average notional value of short futures contracts held by the Fund throughout the year ended March 31, 2016 was $8,252,714. This is based on amounts held as of each month-end throughout the fiscal period.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the
Annual Shareholder Report

protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.
As of the period ended September 30, 2016, and the year ended March 31, 2016, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the year ended March 31, 2016 was $8,769,231. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments for the Period Ended September 30, 2016
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$51,521*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

Fair Value of Derivative Instruments for the Year Ended March 31, 2016
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$81,038*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(458,384)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$132,559
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Total
Interest rate contracts	$—	$(283,200)	$(283,200)
Credit contracts	$62,489	$—	$62,489
TOTAL	$62,489	$(283,200)	$(220,711)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Total
Interest rate contracts	$—	$264,938	$264,938
Credit contracts	$(94,139)	$—	$(94,139)
TOTAL	$(94,139)	$264,938	$170,799
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 9/30/2016[1]		Year Ended 3/31/2016		Year Ended 3/31/2015
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	183,277	$1,884,158	257,996	$2,610,111	316,972	$3,397,752
Shares issued to shareholders in payment of distributions declared	10,303	105,978	8,318	83,093	33,969	360,028
Shares redeemed	(159,544)	(1,640,389)	(497,682)	(5,061,585)	(730,075)	(7,762,665)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	34,036	$349,747	(231,368)	$(2,368,381)	(379,134)	$(4,004,885)

	Period Ended 9/30/2016[1]		Year Ended 3/31/2016		Year Ended 3/31/2015
Class C Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,194	$82,644	16,923	$168,640	52,772	$555,783
Shares issued to shareholders in payment of distributions declared	1,834	18,595	2,392	23,685	10,852	114,349
Shares redeemed	(56,902)	(576,314)	(212,983)	(2,143,934)	(235,642)	(2,468,809)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(46,874)	$(475,075)	(193,668)	$(1,951,609)	(172,018)	$(1,798,677)

	Period Ended 9/30/2016[1]		Year Ended 3/31/2016		Year Ended 3/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	226,047	$2,336,539	207,289	$2,087,133	388,083	$4,104,517
Shares issued to shareholders in payment of distributions declared	8,470	87,551	6,391	64,105	22,817	241,585
Shares redeemed	(68,071)	(702,951)	(305,257)	(3,109,428)	(563,824)	(5,895,688)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	166,446	$1,721,139	(91,577)	$(958,190)	(152,924)	$(1,549,586)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	153,608	$1,595,811	(516,613)	$(5,278,180)	(704,076)	$(7,353,148)
1	The Fund has changed its fiscal year-end from March 31 to September 30. This period represents the six-month period from April 1, 2016 to September 30, 2016.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for swap income, swap gain/loss reclassifications, sale of TIPS and short-term capital gain reclasses.
Annual Shareholder Report

For the period ended September 30, 2016 and the year ended March 31, 2016, permanent differences identified and reclassified among the components of net assets were as follows:
	Increase (Decrease)
	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Period Ended September 30, 2016	$—	$—
Year Ended March 31, 2016	$149,906	$(149,906)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended September 30, 2016 and years ended March 31, 2016 and 2015 was as follows:
	Period Ended 9/30/2016	Year Ended March 31,
		2016	2015
Ordinary income	$255,394	$132,176	$846,608
Return of capital	$—	$69,285	$—
As of September 30, 2016 and March 31, 2016, the components of distributable earnings on a tax basis were as follows:
	Period Ended 9/30/2016	Year Ended 3/31/2016
Undistributed ordinary income	$64,203	$—
Net unrealized appreciation	$1,316,036	$673,043
Capital loss carryforwards and deferrals	$(2,827,681)	$(2,607,317)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of deflation on TIPS and wash sales.
At September 30, 2016, the cost of investments for federal tax purposes was $30,492,544. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $1,316,036. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,316,036.
At March 31, 2016, the cost of investments for federal tax purposes was $29,250,106. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) futures contracts; and (b) swap contracts was $673,043. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $774,027 and net unrealized depreciation from investments for those securities having an excess of cost over value of $100,984.
At September 30, 2016 and March 31, 2016, the Fund had a capital loss carryforward of $2,827,681 and $2,516,950, respectively, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net
Annual Shareholder Report

capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Period Ended September 30, 2016:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$1,158,063	$1,475,338	$2,633,401
2018	$194,280	NA	$194,280

Year Ended March 31, 2016:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$1,027,733	$1,294,937	$2,322,670
2019	$194,280	NA	$194,280
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of March 31, 2016, for federal income tax purposes, a late year ordinary loss of $90,367 was deferred to April 1, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the period ended September 30, 2016, the Adviser voluntarily waived $61,733 of its fee and voluntarily reimbursed $146,175 of other operating expenses. For the year ended March 31, 2016, the Adviser voluntarily waived $127,746 of its fee and voluntarily reimbursed $211,973 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period ended September 30, 2016 and the year ended March 31, 2016, the annualized fee paid to FAS was 0.486% and 0.468%, respectively, of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the period ended September 30, 2016 and the year ended March 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred
	Period Ended 9/30/2016	Year Ended 3/31/2016
Class C Shares	$18,398	$44,667
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended September 30, 2016 and the year ended March 31, 2016, FSC retained $265 and $925, respectively, of fees paid by the Fund. For the period ended September 30, 2016 and the year ended March 31, 2016, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the period ended September 30, 2016 and the year ended March 31, 2016, FSC retained $1,585 and $1,292, respectively, in sales charges from the sale of Class A Shares.
Other Service Fees
For the period ended September 30, 2016 and the year ended March 31, 2016, FSSC received $105 and $230, respectively, of the other service fees disclosed in Note 2.
Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74%, 1.49% and 0.49% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the period ended September 30, 2016 and the year ended March 31, 2016, the Adviser reimbursed $260 and $554, respectively. Transactions involving the affiliated holdings during the period ended September 30, 2016, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 3/31/2016	479,833	384,740	864,573
Purchases/Additions	7,758,311	10,864	7,769,175
Sales/Reductions	(7,937,864)	(74,348)	(8,012,212)
Balance of Shares Held 9/30/2016	300,280	321,256	621,536
Value	$300,280	$2,033,549	$2,333,829
Dividend Income	$969	$67,199	$68,168
Annual Shareholder Report

Transactions involving the affiliated holdings during the year ended March 31, 2016, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 3/31/2015	1,801,699	500,203	2,301,902
Purchases/Additions	14,379,144	107,032	14,486,176
Sales/Reductions	(15,701,010)	(222,495)	(15,923,505)
Balance of Shares Held 3/31/2016	479,833	384,740	864,573
Value	$479,833	$2,281,510	$2,761,343
Dividend Income	$1,014	$164,693	$165,707
Realized Gain Distributions	$—	$4,183	$4,183
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended September 30, 2016 and the year ended March 31, 2016, were as follows:
	Period Ended 9/30/2016	Year Ended 3/31/2016
Purchases	$69,721	$623,041
Sales	$450,000	$1,222,799
7. risk of investing in underlying funds
Each of the underlying funds in which the Fund invests has its own investment risks, and these risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2016, the Fund had no outstanding loans. During the period ended September 30, 2016, the Fund did not utilize the LOC.
Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of the period ended September 30, 2016, and the year ended March 31, 2016, there were no outstanding loans. During the period ended September 30, 2016 and year ended March 31, 2016, the program was not utilized.
10. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE board of trustees of federated income securities trust and SHAREHOLDERS OF Federated Real Return Bond Fund:
We have audited the accompanying statement of assets and liabilities of Federated Real Return Bond Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of September 30, 2016 and March 31, 2016, and the related statement of operations for the period April 1, 2016 to September 30, 2016 and the year ended March 31, 2016, the statement of changes in net assets for the period April 1, 2016 to September 30, 2016 and each of the two years in the period ended March 31, 2016, and the financial highlights for the period April 1, 2016 to September 30, 2016 and each of the five years in the period ended March 31, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, and March 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
Annual Shareholder Report

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Real Return Bond Fund, a portfolio of Federated Income Securities Trust, as of September 30, 2016 and as of March 31, 2016, and the related statement of operations for the period April 1, 2016 to September 30, 2016 and the year ended March 31, 2016, the statement of changes in net assets for the period April 1, 2016 to September 30, 2016 and each of the two years in the period ended March 31, 2016, and the financial highlights for the period April 1, 2016 to September 30, 2016 and each of the five years in the period ended March 31, 2016, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 22, 2016

Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2016	Ending Account Value 9/30/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,024.00	$3.75
Class C Shares	$1,000.00	$1,020.40	$7.60
Institutional Shares	$1,000.00	$1,025.20	$2.54
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,021.36	$3.75
Class C Shares	$1,000.00	$1,017.55	$7.59
Institutional Shares	$1,000.00	$1,022.56	$2.54
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.74%
Class C Shares	1.50%
Institutional Shares	0.50%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries. J. Christopher Donahue is the son of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: November 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Real Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Annual Shareholder Report

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
Annual Shareholder Report

allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Real Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C779
CUSIP 31420C761
CUSIP 31420C753
36727 (11/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4. Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $306,265

Fiscal year ended 2015 - $259,170

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $5,000

Fiscal year ended 2015 - $15,304

Fiscal year ended 2016- Audit consent for N-1A filing.

Fiscal year ended 2015- Audit consents for N-1A filing and N-14 merger documents and travel expenses for attendance at Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $100 respectively. Fiscal year ended 2015- Travel expenses for attendance at Audit Committee meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $11,500

Fiscal year ended 2015 - $0

Fiscal year ended 2016- Service fee for tax reclaim recovery filings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $35,281 and $35,697 respectively. Fiscal year ended 2016- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2015- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2016 - $256,047

Fiscal year ended 2015 - $78,967

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In their respective required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), the registrant’s independent public accountants, informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances. In that letter, the SEC staff indicated that it would not recommend enforcement action against the investment company complex if the Loan Rule is implicated provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the no-action letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. The relief provided in the SEC no-action letter is effective for 18 months from its June 20, 2016 issuance date.

If it were to be determined that the relief available under the no-action letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 22, 2016